FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial liabilities

US$ MILLIONS	2024	2023
Current:
Deferred consideration	$80	$81
Interest rate swaps	41	87
Foreign currency forward contracts	47	29
Other financial liabilities	80	147
Total current financial liabilities	$248	$344

Non-current:
Interest rate swaps	$145	$267
Deposit payable	4	6
Foreign currency forward contracts	3	22
Other financial liabilities(1)	2,380	2,236
Total non-current financial liabilities	$2,532	$2,531
(1)Other financial liabilities includes $1.7 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation which has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.